Changes in Benefits Obligation and Plan Assets and Reconciliation of Funded Status (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Change in benefit obligation
Projected benefit obligation at beginning of year	$ 1,754	$ 5,838	$ 5,131
Service cost	5	275	568
Interest cost	5	91	126
Actuarial loss (gain)	(8)	72	146
Benefits paid	(40)	(450)	(133)
Disposal of subsidiary		(4,072)
Projected benefit obligation at end of year	1,716	1,754	5,838
Change in plan assets
Fair value of plan assets at beginning of year	1,487	5,410	5,114
Actual return on plan assets	49	98	63
Employer contributions	49	85	331
Benefits paid	(34)	(448)	(98)
Disposal of subsidiary		(3,658)
Fair value of plan assets at end of year	1,551	1,487	5,410
Funded status recognized as an other liabilities	$ (165)	$ (267)	$ (428)